Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Mortgage Finance Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 6,204,856	$ 6,408,356
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	30,846	40,933
1 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	6,595	7,887
Due within 1 and 2 Year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	5,638	6,508
2 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	5,068	6,072
3 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	4,544	5,524
4 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	3,484	5,121
Later than five years [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 5,517	$ 9,821